Financial Assets at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets at Amortised Cost [Abstract]
Schedule of Interbank Loans and Loans and Account Receivable from Customers
As of December 31, 2024 and 2023 the composition and balances are as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Rights under repurchase agreements
Transactions with other domestic entities	153,087	–
Subtotal	153,087	–
Debt financial instruments
Chilean Central Bank and Government instruments	4,852,552	8,178,624
Foreign debt financial instruments	324,527	–
Expected credit loss allowance	(1,074)	(1,729)
Subtotal	5,176,005	8,176,895
Interbank loans
Foreign banks	31,282	68,438
Subtotal	31,282	68,438
Loans and account receivable from customers
Commercial loans	17,135,751	17,412,063
Mortgage loans	17,333,399	16,857,306
Consumer loans	5,630,722	5,324,088
Subtotal	40,099,872	39,593,457

Total	45,460,246	47,838,790

Schedule of Debt Instruments at Amortized Cost
The detail of the instruments classified as Debt instruments at amortised cost is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	-	3,392,609
Chilean Treasury bonds and notes	4,852,552	4,786,015
Other Chilean government financial instruments	-	-
Subtotal	4,852,552	8,178,624
Foreign debt financial instruments
Other foreign debt financial instruments	324,527	-
Subtotal	324,527	-

Expected credit loss allowance	(1,074)	(1,729)

Total	5,176,005	8,176,895

Schedule of Amortized Value and the Corresponding ECL
The changes in the amortized value and the corresponding ECL as of December 31, 2024 is as follows:

	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2024	8,178,624	-	-	8,178,624
New financial assets purchased	5,945,707	-	-	5,945,707
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(7,670,448)	-	-	(7,670,448)
Changes due to modifications not derecognised	(1,276,804)	-	-	(1,276,804)
Other adjustments	-	-	-	-
At December 31, 2024	5,177,079	-	-	5,177,079

	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2024	1,729	-	-	1,729
New financial assets purchased	1,256	-	-	1,256
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(1,621)	-	-	(1,621)
Changes due to modifications not derecognised	(290)	-	-	(290)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	1,074	-	-	1,074
The changes in the amortized value and the corresponding ECL as of December 31, 2023 is as follows:

	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2023	4,868,485	-	-	4,868,485
New financial assets purchased	3,342,572	-	-	3,342,572
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(96,900)	-	-	(96,900)
Changes due to modifications not derecognised	64,467	-	-	64,467
Other adjustments	-	-	-	-
At December 31, 2023	8,178,624	-	-	8,178,624

	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2023	894	-	-	894
New financial assets purchased	706	-	-	706
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(22)	-	-	(22)
Changes due to modifications not derecognised	151	-	-	151
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	1,729	-	-	1,729

Schedule of Interbank Loans and Loans and Account Receivable from Customers	Interbank Loans and Loans and account receivable from customers

	Assets before allowances				ECL allowance
As of December 31, 2024	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Foreign banks	31,283	-	-	31,283	1	-	-	1	31,282
Subtotal	31,283	-	-	31,283	1	-	-	1	31,282
Commercial loans
Commercial loans	11,129,607	1,128,481	1,111,355	13,369,443	61,045	57,949	460,787	579,781	12,789,662
Foreign trade loans	1,853,953	41,055	34,914	1,929,922	3,546	1,201	23,828	28,575	1,901,347
Checking accounts debtors	108,187	12,510	9,597	130,294	850	567	5,658	7,075	123,219
Credit card debtors	112,291	20,462	10,976	143,729	1,044	1,864	6,265	9,173	134,556
Factoring transactions	1,034,642	2,547	8,359	1,045,548	373	26	3,807	4,206	1,041,342
Leasing transactions	905,745	121,789	49,982	1,077,516	4,480	8,260	24,171	36,911	1,040,605
Student loans	21,301	7,421	9,524	38,246	584	1,339	6,650	8,573	29,673
Other loans and accounts receivable	66,371	5,951	14,134	86,456	1,384	950	8,775	11,109	75,347
Subtotal	15,232,097	1,340,216	1,248,841	17,821,154	73,306	72,156	539,941	685,403	17,135,751
Mortgage loans
Loans with mortgage finance bonds	3	1	29	33	-	-	9	9	24
Endorsable mortgage mutual loans	322	91	41	454	1	3	8	12	442
Mortgage mutual financed with mortgage bonds	71,502	10,885	3,264	85,651	36	315	741	1,092	84,559
Other mortgage mutual loans	14,632,127	1,923,310	840,641	17,396,078	10,260	59,668	153,442	223,370	17,172,708
Other credit and account receivable	58,702	10,645	8,206	77,553	50	344	1,493	1,887	75,666
Subtotal	14,762,656	1,944,932	852,181	17,559,769	10,347	60,330	155,693	226,370	17,333,399
Consumer loans
Installment consumer loans	3,147,747	367,464	268,241	3,783,452	50,597	65,998	119,522	236,117	3,547,335
Checking account debtors	110,061	27,794	7,675	145,530	3,732	8,661	2,455	14,848	130,682
Credit card debtors	1,668,650	284,344	27,686	1,980,680	4,314	12,919	12,588	29,821	1,950,859
Leasing transactions	1,524	68	20	1,612	21	6	9	36	1,576
Other consumer loans	102	86	176	364	15	25	54	94	270
Subtotal	4,928,084	679,756	303,798	5,911,638	58,679	87,609	134,628	280,916	5,630,722

Total	34,954,120	3,964,904	2,404,820	41,323,844	142,333	220,095	830,262	1,192,690	40,131,154

Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	105,382	-	-	105,382
New financial assets originated	36,909			36,909
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(89,808)	-	-	(89,808)
Changes in measument of financial assets	3,663	-	-	3,663
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	56,146	-	-	56,146
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	125	-	-	125
New financial assets originated	148			148
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(29)	-	-	(29)
Changes due to changes un credit risk	897	-	-	897
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	1,141	-	-	1,141

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	-	-	-	-
New financial assets originated	21,060			21,060
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes in measument of financial assets	(1,139)	-	-	(1,139)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	19,921	-	-	19,921

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	-	-	-	-
New financial assets originated	22	-	-	22
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to changes un credit risk	1	-	-	1
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	23	-	-	23
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	142,632	-	-	142,632
New financial assets originated	85,533			85,533
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(138,700)	-	-	(138,700)
Changes in measument of financial assets	15,917	-	-	15,917
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	105,382	-	-	105,382

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	326	-	-	326
New financial assets originated	162			162
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(313)	-	-	(313)
Changes due to changes un credit risk	(50)	-	-	(50)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	125	-	-	125
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	68,440	-	-	-	-	-	68,440
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	(37,704)	-	-	-	-	-	(37,704)
Write-off	-	-	-	-	-	-	-
Other adjustments	547	-	-	-	-	-	547
At December 31, 2024	31,283	-	-	-	-	-	31,283

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	2	-	-	-	-	-	2
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	(1)	-	-	-	-	-	(1)
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2024	1	-	-	-	-	-	1
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	32,991	-	-	-	-	-	32,991
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	35,495	-	-	-	-	-	35,495
Write-off	-	-	-	-	-	-	-
Other adjustments	(46)	-	-	-	-	-	(46)
At December 31, 2023	68,440	-	-	-	-	-	68,440

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	1	-	-	-	-	-	1
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	1	-	-	-	-	-	1
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2023	2	-	-	-	-	-	2
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657
Transfers:
Transfers from stage 1 to stage 2	(535,745)	(1,108,548)	535,745	1,108,548	-	-	-
Transfers from stage 1 to stage 3	(1,674)	(24,780)	0	0	1,674	24,780	-
Transfers from stage 2 to stage 3	-	-	(162,278)	(328,832)	162,278	328,832	-
Transfers from stage 2 to stage 1	238,276	802,344	(238,276)	(802,344)	-	-	-
Transfers from stage 3 to stage 2	-	-	15,818	161,388	(15,818)	(161,388)	-
Transfers from stage 3 to stage 1	-	(4,471)	-	-	-	4,471	-
Net changes of financial assets	356	326,487	(195,131)	(117,497)	2,469	(30,580)	(13,896)
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	35,381	(44,955)	(10,178)	20,186	(950)	1,208	692
At December 31, 2024	10,910,686	4,321,411	812,464	527,752	759,254	489,587	17,821,154

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	23,668	37,913	35,714	31,921	343,056	187,322	659,594
Transfers
Transfers from stage 1 to stage 2	(3,579)	(27,395)	11,418	90,547	-	-	70,991
Transfers from stage 1 to stage 3	(8)	(1,102)	0	0	212	4,967	4,069
Transfers from stage 2 to stage 3	-	-	(11,419)	(46,020)	54,694	102,745	100,000
Transfers from stage 2 to stage 1	1,261	8,777	(6,304)	(48,605)	-	-	(44,871)
Transfers from stage 3 to stage 2	-	-	3,132	15,908	(5,738)	(33,554)	(20,252)
Transfers from stage 3 to stage 1	-	(341)	-	-	-	1,538	1,197
Net changes of the exposure and modifications in credit risk	6,539	29,205	5,347	(9,481)	78,060	43,907	153,577
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	(1,617)	(15)	(566)	564	(162)	193	(1,603)
At December 31, 2024	26,264	47,042	37,322	34,834	356,823	183,118	685,403
*ECL allowance of corporate loans in stage 3, includes MCh$165,935 from cash flow discounted methodology.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	10,885,781	4,258,677	1,192,595	229,571	683,368	434,597	17,684,589
Transfers:
Transfers from stage 1 to stage 2	(520,813)	(732,573)	520,813	732,573	-	-	-
Transfers from stage 1 to stage 3	(4,278)	(40,314)	-	-	4,278	40,314	-
Transfers from stage 2 to stage 3	-	-	(228,472)	(236,712)	228,472	236,712	-
Transfers from stage 2 to stage 1	505,152	353,714	(505,152)	(353,714)	-	-	-
Transfers from stage 3 to stage 2	-	-	93,978	144,542	(93,978)	(144,542)	-
Transfers from stage 3 to stage 1	44	10,951	-	-	(44)	(10,951)	-
Net changes of financial assets	297,075	528,353	(206,999)	(30,373)	(34,094)	(26,215)	527,747
Write-off	-	-	-	-	(65,102)	(82,530)	(147,632)
Other adjustments	11,131	(3,474)	1	416	-	(1,121)	6,953
At December 31, 2023	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	38,718	44,535	61,094	30,262	285,762	201,195	661,566
Transfers
Transfers from stage 1 to stage 2	(4,221)	(26,250)	11,509	81,669	-	-	62,707
Transfers from stage 1 to stage 3	(23)	(1,759)	-	-	1,723	6,896	6,837
Transfers from stage 2 to stage 3	-	-	(19,808)	(40,855)	88,874	66,626	94,837
Transfers from stage 2 to stage 1	6,715	7,286	(16,407)	(50,448)	-	-	(52,854)
Transfers from stage 3 to stage 2	-	-	12,317	24,741	(19,752)	(37,198)	(19,892)
Transfers from stage 3 to stage 1	-	131	-	-	(12)	(1,209)	(1,090)
Net changes of the exposure and modifications in credit risk	(17,720)	17,065	(12,984)	(13,112)	51,564	37,059	61,872
Write-off	-	-	-	-	(65,102)	(82,530)	(147,632)
Other adjustments	199	(3,095)	(7)	(336)	(1)	(3,517)	(6,757)
At December 31, 2023	23,668	37,913	35,714	31,921	343,056	187,322	659,594
*ECL allowance of corporate loans in stage 3, includes MCh$155,903 from cash flow discounted methodology.
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	14,635,723	1,713,185	724,531	17,073,439
Transfers:
Transfers from stage 1 to stage 2	(3,369,333)	3,369,333	-	-
Transfers from stage 1 to stage 3	(35,377)	-	35,377	-
Transfers from stage 2 to stage 3	-	(628,525)	628,525	-
Transfers from stage 2 to stage 1	2,873,839	(2,873,839)	-	-
Transfers from stage 3 to stage 2	-	476,841	(476,841)	-
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of financial assets	654,681	(112,062)	(15,611)	527,008
Write-off	-	-	(43,800)	(43,800)
Other adjustments	3,123	(1)	-	3,122
At December 31, 2024	14,762,656	1,944,932	852,181	17,559,769

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	8,651	53,371	154,111	216,133
Transfers
Transfers from stage 1 to stage 2	(6,317)	82,155	-	75,838
Transfers from stage 1 to stage 3	(152)	-	2,088	1,936
Transfers from stage 2 to stage 3	-	(31,271)	69,241	37,970
Transfers from stage 2 to stage 1	6,727	(72,900)	-	(66,173)
Transfers from stage 3 to stage 2	-	39,601	(82,961)	(43,360)
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of the exposure and modifications in credit risk	1,438	(10,626)	57,014	47,826
Write-off	-	-	(43,800)	(43,800)
Other adjustments	-	-	-	-
At December 31, 2024	10,347	60,330	155,693	226,370
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	14,672,080	367,467	689,462	15,729,009
Transfers:
Transfers from stage 1 to stage 2	(2,265,541)	2,265,541	-	-
Transfers from stage 1 to stage 3	(108,610)	-	108,610	-
Transfers from stage 2 to stage 3	-	(397,175)	397,175	-
Transfers from stage 2 to stage 1	936,562	(936,562)	-	-
Transfers from stage 3 to stage 2	-	419,626	(419,626)	-
Transfers from stage 3 to stage 1	20,596		(20,596)	-
Net changes of financial assets	1,377,161	(5,294)	7,851	1,379,718
Write-off	-		(38,193)	(38,193)
Other adjustments	3,475	(418)	(152)	2,905
At December 31, 2023	14,635,723	1,713,185	724,531	17,073,439

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	19,388	10,462	132,906	162,756
Transfers
Transfers from stage 1 to stage 2	(12,382)	58,302	-	45,920
Transfers from stage 1 to stage 3	(848)	-	6,813	5,965
Transfers from stage 2 to stage 3	-	(18,422)	35,303	16,881
Transfers from stage 2 to stage 1	6,893	(57,982)	-	(51,089)
Transfers from stage 3 to stage 2	-	58,566	(71,378)	(12,812)
Transfers from stage 3 to stage 1	135	-	(1,414)	(1,279)
Net changes of the exposure and modifications in credit risk	(4,536)	2,490	90,071	88,025
Write-off	-	-	(38,193)	(38,193)
Other adjustments	1	(45)	3	(41)
At December 31, 2023	8,651	53,371	154,111	216,133
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	4,512,156	790,276	295,918	5,598,350
Transfers:
Transfers from stage 1 to stage 2	(1,598,648)	1,598,648	-	-
Transfers from stage 1 to stage 3	(13,378)	-	13,378	-
Transfers from stage 2 to stage 3	-	(407,231)	407,231	-
Transfers from stage 2 to stage 1	1,120,827	(1,120,827)	-	-
Transfers from stage 3 to stage 2	-	56,750	(56,750)	-
Transfers from stage 3 to stage 1	(55,724)	-	55,724	-
Net changes of financial assets	962,821	(237,880)	(58,336)	666,605
Write-off	-	-	(353,290)	(353,290)
Other adjustments	30	20	(77)	(27)
At December 31, 2024	4,928,084	679,756	303,798	5,911,638

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	57,429	83,897	132,936	274,262
Transfers:
Transfers from stage 1 to stage 2	(35,872)	147,854	-	111,982
Transfers from stage 1 to stage 3	(1,120)	-	2,084	964
Transfers from stage 2 to stage 3	-	(124,939)	176,595	51,656
Transfers from stage 2 to stage 1	14,080	(70,567)	-	(56,487)
Transfers from stage 3 to stage 2	-	13,209	(27,238)	(14,029)
Transfers from stage 3 to stage 1	(5,053)	-	16,613	11,560
Net changes of the exposure and modifications in the credit risk	29,215	38,155	186,928	254,298
Write-off	-	-	(353,290)	(353,290)
Other adjustments	-	-	-	-
At December 31, 2024	58,679	87,609	134,628	280,916
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	4,826,096	217,866	238,850	5,282,812
Transfers:
Transfers from stage 1 to stage 2	(1,189,650)	1,189,650	-	-
Transfers from stage 1 to stage 3	(61,922)	-	61,922	-
Transfers from stage 2 to stage 3	-	(376,383)	376,383	-
Transfers from stage 2 to stage 1	282,491	(282,491)	-	-
Transfers from stage 3 to stage 2	-	82,015	(82,015)	-
Transfers from stage 3 to stage 1	3,629	-	(3,629)	-
Net changes of financial assets	651,516	(40,384)	(24,502)	586,630
Write-off	-	-	(271,123)	(271,123)
Other adjustments	(4)	3	32	31
At December 31, 2023	4,512,156	790,276	295,918	5,598,350
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	94,203	73,973	160,768	328,944
Transfers:
Transfers from stage 1 to stage 2	(89,169)	198,290	-	109,121
Transfers from stage 1 to stage 3	(3,917)	-	9,723	5,806
Transfers from stage 2 to stage 3	-	(155,653)	225,902	70,249
Transfers from stage 2 to stage 1	15,328	(78,238)	-	(62,910)
Transfers from stage 3 to stage 2	-	33,946	(56,076)	(22,130)
Transfers from stage 3 to stage 1	521	-	(2,003)	(1,482)
Net changes of the exposure and modifications in the credit risk	40,463	11,580	65,730	117,773
Write-off	-	-	(271,123)	(271,123)
Other adjustments	-	(1)	15	14
At December 31, 2023	57,429	83,897	132,936	274,262